UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Municipal Bonds and Notes—98.5%
Alabama—2.0%
$150,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250%	02/01/2013	08/01/2012	A	$150,294
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/01/2014	A	100,246
15,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/01/2014	A	15,026
30,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/01/2014	A	30,056
235,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	01/01/2014	A	235,378
210,000	Jefferson County, AL Sewer[1]	5.250	02/01/2014	08/01/2012	A	212,081

						743,081
Arizona—5.2%
50,000	AZ Health Facilities Authority (Banner Health System)[1]	5.000	01/01/2022	01/01/2017	A	56,034
500,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2033	01/01/2014	A	541,140
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	268,898
140,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	11/27/2017	B	162,954
175,000	Phoenix, AZ IDA Government Office Lease (Capital Mall)	5.250	09/15/2016	07/29/2012	A	175,572
250,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	265,595
490,000	Queen Creek, AZ Improvement District No. 1[2]	5.000	01/01/2018	01/01/2013	A	497,845

						1,968,038
Arkansas—0.2%
70,000	University of Arkansas (Fayetteville)[1]	5.250	11/01/2017	07/29/2012	A	70,261
California—17.5%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,949
25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)[1]	5.000	04/01/2022	04/01/2016	A	28,570
45,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	11/29/2012	A	44,997
45,000	CA Dept. of Transportation COP[1]	5.250	03/01/2016	07/29/2012	A	45,181
420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	474,331
75,000	CA GO1	5.000	09/01/2019	09/01/2016	A	83,805
5,000	CA GO1	6.000	08/01/2012	08/01/2012		5,025
5,000	CA GO1	6.000	08/01/2020	08/01/2012	A	5,021
410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	496,440

1	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$200,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000%	06/01/2021	07/29/2012	A	$200,200
500,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	532,900
500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	566,095
65,000	CA Health Facilities Financing Authority (CHW/CMF Obligated Group)[1]	5.125	07/01/2022	03/26/2014	A	70,160
125,000	CA Public Works (California Community Colleges)[1]	5.500	06/01/2022	06/01/2014	A	134,068
90,000	CA Public Works (California State University)[1]	5.400	12/01/2016	07/29/2012	A	90,281
50,000	CA Public Works (California State University)[1]	5.500	09/01/2015	07/29/2012	A	50,204
250,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2019	12/01/2012	A	253,545
125,000	CA Public Works (Dept. of Mental Health)[1]	5.500	06/01/2020	06/01/2014	A	134,660
35,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	07/29/2012	A	35,119
50,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	07/29/2012	A	50,148
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	07/29/2012	A	50,185
250,000	CA Statewide CDA (Memorial Health Services/Long Beach Memorial Medical Center Obligated Group)[1]	5.500	10/01/2033	04/01/2013	A	260,028
25,000	Carson, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2022	10/01/2012	A	25,328
25,000	Central CA Unified School District COP[1]	5.000	08/01/2022	08/01/2017	A	28,181
10,000	Corona, CA COP[1]	5.500	08/01/2015	07/29/2012	A	10,037
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	113,012
20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17	5.000	09/01/2019	09/01/2012	A	20,653
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	07/29/2012	A	25,071
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	270,628
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	114,697
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	04/01/2014	A	193,617

2	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$100,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2004-1	5.100%	09/01/2017	09/01/2012	A	$103,264
50,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)[1]	5.700	06/01/2016	07/29/2012	A	50,673
70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2021	10/01/2016	A	73,338
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor)[1]	5.000	10/01/2022	10/01/2016	A	104,142
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		109,907
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2012	A	412,476
105,000	Riverside, CA Unified School District[2]	5.000	09/01/2024	09/01/2016	A	110,497
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	07/29/2012	A	50,072
250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	290,758
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2021	02/15/2017	A	217,140
25,000	San Juan, CA Unified School District[1]	5.000	08/01/2020	08/01/2015	A	27,753
85,000	San Mateo, CA (Library Improvement)	5.625	08/01/2030	07/29/2012	A	85,340
200,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2012	A	203,426
50,000	Saugus, CA Union School District Community Facilities District No. 2006	6.250	09/01/2027	09/01/2012	A	51,595
250,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	279,628

						6,593,145
Colorado—1.3%
25,000	Cordillera, CO Eagle County Metropolitan District[1]	5.000	12/01/2019	12/01/2012	A	25,241
105,000	Denver, CO City & County Airport[1]	5.000	11/15/2025	07/29/2012	A	105,324
255,000	Foothills, CO Park & Recreation District Building Authority COP[1]	5.000	12/01/2022	12/01/2012	A	257,203
100,000	Montrose County, CO Memorial Hospital[1]	5.250	12/01/2017	07/29/2012	A	100,236

						488,004
District of Columbia—0.3%
100,000	District of Columbia Ballpark[1]	5.000	02/01/2022	02/01/2016	A	105,523
Florida—9.6%
65,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	07/29/2012	A	65,238

3	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$500,000	FL Citizens Property Insurance Corp.[1]	5.000%	06/01/2022	06/01/2022		$560,530
75,000	FL Municipal Loan Council[1]	5.250	12/01/2019	12/01/2013	A	78,446
260,000	FL Municipal Loan Council[1]	5.375	08/01/2017	08/01/2012	A	263,377
50,000	FL State Board of Education[1]	5.250	01/01/2020	01/01/2013	A	51,729
100,000	Hillsborough County, FL Community Investment Tax[1]	5.000	11/01/2025	11/01/2013	A	107,343
200,000	Hillsborough County, FL IDA (H. Lee Moffitt Cancer & Research Institute)[1]	5.250	09/01/2014	09/01/2012	A	201,400
430,000	Hillsborough County, FL IDA (Tampa Electric Company)[1]	5.500	10/01/2023	10/01/2012	A	434,618
275,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.250	10/01/2028	10/01/2013	A	279,439
25,000	Jacksonville, FL Capital Improvement (Gator Bowl)[1]	5.250	10/01/2017	07/29/2012	A	25,089
265,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2024	07/29/2012	A	267,319
25,000	Miami-Dade County, FL Stormwater Utility[1]	5.000	04/01/2024	07/29/2012	A	25,071
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	554,090
10,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2013	07/29/2012	A	10,032
30,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2023	07/29/2012	A	30,055
50,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	03/01/2017	07/29/2012	A	50,118
55,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	07/29/2012	A	55,252
500,000	Tampa, FL Health System (Baycare Health System)[1]	5.000	11/15/2026	05/15/2022	A	571,860

						3,631,006
Georgia—3.1%
50,000	Atlanta, GA Water & Wastewater Authority[1]	5.000	11/01/2023	07/29/2012	A	50,117
500,000	Atlanta, GA Water & Wastewater Authority[1]	5.250	11/01/2034	11/01/2019	A	560,815
25,000	Fulton County, GA Devel. Authority (Tuff Morehouse)[1]	5.000	02/01/2027	07/29/2012	A	25,076
500,000	Randolph County, GA GO1	5.000	04/01/2030	04/01/2022	A	516,935

						1,152,943

4	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois—5.3%
$100,000	Chicago, IL Midway Airport, Series B1	5.000%	01/01/2022	07/29/2012	A	$100,335
60,000	Chicago, IL Midway Airport, Series B1	5.375	01/01/2016	07/29/2012	A	60,221
20,000	Cook County, IL GO1	5.250	11/15/2020	11/15/2012	A	20,353
250,000	IL COP[1]	5.800	07/01/2017	07/29/2012	A	250,310
400,000	IL Devel. Finance Authority (Provena Health)[1]	5.125	05/15/2023	07/29/2012	A	401,608
150,000	IL Devel. Finance Authority (Provena Health)[1]	5.250	05/15/2018	07/29/2012	A	150,623
25,000	IL Devel. Finance Authority Pollution Control (Amerencips)[1]	5.500	03/01/2014	07/29/2012	A	25,025
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)[1]	5.250	01/01/2022	04/14/2018	A	168,791
15,000	IL Finance Authority (CF/TCFH/CaHC/CaRC Obligated Group)[1]	5.250	02/15/2019	02/15/2014	A	15,624
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	179,184
100,000	IL GO1	5.000	06/01/2020	06/01/2013	A	104,282
100,000	IL GO1	5.000	06/01/2020	06/01/2013	A	103,213
250,000	IL GO1	5.000	08/01/2023	08/01/2023		278,468
30,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	01/01/2013	A	30,566
35,000	IL Sales Tax[1]	5.375	06/15/2015	07/29/2012	A	35,131
20,000	IL Sales Tax[1]	5.500	06/15/2015	07/29/2012	A	20,077
35,000	Northern IL Municipal Power Agency (Prarie Street)[1]	5.000	01/01/2019	01/01/2018	A	39,638

						1,983,449
Indiana—0.2%
80,000	Delaware County, IN Redevel. District	6.875	02/01/2018	07/29/2012	A	80,201
Kentucky—0.3%
100,000	Jefferson County, KY Health Facilities (Alliant Health)[1]	5.125	10/01/2017	07/29/2012	A	100,310
Louisiana—1.7%
235,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	07/29/2012	A	235,414
250,000	New Orleans, LA GO1	5.125	09/01/2021	09/01/2012	A	251,490
160,000	Sabine River, LA Authority Pollution Control (International Paper Company)[1]	6.200	02/01/2025	07/29/2012	A	161,339

						648,243
Maine—0.1%
20,000	ME H&HEFA, Series A1	5.000	07/01/2019	07/29/2012	A	20,044

5	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Maryland—1.6%
$250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125%	09/01/2030	03/01/2021	A	$278,170
325,000	MD H&HEFA (Hebrew Home of Greater Washington/Landow House Obligated Group)[1]	5.800	01/01/2032	07/29/2012	A	331,633

						609,803
Massachusetts—1.1%
250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	282,773
130,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375	04/01/2020	07/29/2012	A	130,250

						413,023
Michigan—5.3%
100,000	Detroit, MI GO	5.375	04/01/2015	04/01/2015		97,584
500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	535,945
500,000	Detroit, MI Water Supply System[1]	6.500	07/01/2015	07/01/2015		545,830
50,000	Detroit, MI Wayne County Stadium Authority[1]	5.500	02/01/2017	07/29/2012	A	50,136
250,000	MI Finance Authority (School District)[1]	5.000	06/01/2020	06/01/2020		283,133
25,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500	01/15/2021	07/28/2012	A	25,054
250,000	MI Municipal Bond Authority	5.000	05/01/2019	07/29/2012	A	250,165
40,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	07/29/2012	A	40,095
175,000	MI Strategic Fund Limited Obligation (NSF International)[1]	5.125	08/01/2019	08/01/2013	A	178,799

						2,006,741
Minnesota—1.5%
500,000	MN Tobacco Securitization Authority[1]	5.250	03/01/2025	03/01/2022	A	567,600
Mississippi—1.5%
335,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/29/2012	A	335,908
250,000	MS Business Finance Corp. (System Energy Resources)[1]	5.900	05/01/2022	07/29/2012	A	250,675

						586,583
Missouri—1.9%
500,000	MO Devel. Finance Board (Independence Missouri Centerpoint)[1]	5.125	04/01/2021	04/01/2013	A	507,925
75,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2020	01/01/2013	A	76,728
35,000	MO Environmental Improvement & Energy Resources Authority	5.750	01/01/2016	07/29/2012	A	35,157
10,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	07/29/2012	A	10,045

6	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Missouri Continued
$30,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200%	07/01/2016	07/24/2012	A	$31,442
50,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	07/29/2012	A	50,183

						711,480
Nevada—0.5%
200,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Services Obligated Group)[1]	5.000	06/01/2021	07/29/2012	A	200,298
New Hampshire—1.0%
25,000	NH Business Finance Authority (Public Service Company of NH)[1]	5.450	05/01/2021	07/29/2012	A	25,360
250,000	NH H&EFA (Catholic Medical Center)[2]	5.750	07/01/2022	07/29/2012	A	253,160
115,000	NH HE&HFA (Cheshire Medical Center)[1]	5.125	07/01/2018	07/26/2012	A	115,245

						393,765
New Jersey—1.0%
50,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.750	06/01/2017	07/29/2012	A	50,129
25,000	NJ Health Care Facilities Financing Authority (Newton Memorial Hospital)[1]	5.000	07/01/2026	07/29/2012	A	25,036
250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2027	06/15/2021	A	287,020

						362,185
New York—2.8%
100,000	L.I., NY Power Authority[1]	5.000	04/01/2023	04/01/2019	A	116,427
250,000	L.I., NY Power Authority, Series A	5.125	09/01/2029	07/29/2012	A	250,960
150,000	NYC GO1	5.250	09/01/2022	09/01/2018	A	179,567
250,000	NYC IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2013	A	254,295
20,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2012	07/01/2012		20,005
10,000	NYS HFA (Hospital & Nursing Home)[1]	5.150	11/01/2016	07/29/2012	A	10,045
10,000	NYS Municipal Bond Bank Agency (Buffalo)[1]	5.000	05/15/2016	07/29/2012	A	10,030
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	215,604

						1,056,933
North Carolina—1.5%
500,000	NC Medical Care Commission (Vidant Health/Pitt County Memorial Hospital Obligated Group)[1]	5.000	06/01/2027	06/01/2022	A	554,915

7	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Ohio—1.4%
$200,000	Hamilton County, OH Sales Tax[1]	5.000%	12/01/2020	12/01/2016	A	$225,054
30,000	Portsmouth, OH1	5.200	09/01/2014	09/01/2012	A	30,193
250,000	Riversouth, OH Authority (Riversouth Area Redevel.)[1]	5.000	12/01/2024	12/01/2022	A	293,215

						548,462
Oklahoma—0.4%
85,000	McAlester, OK Public Works Authority[1]	5.750	02/01/2020	08/01/2012	A	87,673
50,000	OK Devel. Finance Authority (Oklahoma Council Law Enforcement)[1]	5.100	06/01/2027	07/29/2012	A	50,151

						137,824
Oregon—1.6%
20,000	OR Alternate Energy[1]	5.000	01/01/2028	07/29/2012	A	20,025
500,000	OR Health & Science University[1]	5.000	07/01/2023	07/01/2022	A	592,295

						612,320
Pennsylvania—3.4%
50,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500	11/01/2016	11/01/2016		50,845
200,000	Delaware River Port Authority PA/NJ1	5.625	01/01/2026	07/29/2012	A	200,406
200,000	Northampton County, PA General Purpose Authority[1]	5.250	10/01/2030	10/01/2012	A	202,296
500,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2031	07/01/2022	A	545,420
250,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	282,163

						1,281,130
Rhode Island—2.8%
20,000	Kent County, RI Water Authority[1]	5.375	07/15/2018	07/29/2012	A	20,138
100,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	07/29/2012	A	100,218
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	559,500
50,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	07/29/2012	A	50,109
35,000	RI Clean Water Protection Finance Agency[1]	5.125	10/01/2019	10/01/2012	A	35,409
235,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	6.375	08/15/2021	08/15/2012	A	235,931
50,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.500	05/15/2016	07/29/2012	A	50,151

						1,051,456

8	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
South Carolina—1.6%
$500,000	Greenville, SC Hospital System[1]	5.000%		05/01/2024	05/01/2022	A	$575,205
25,000	SC Hsg. Finance & Devel. Authority, Series A-2[1]	5.800		07/01/2027	07/29/2012	A	25,043

							600,248
South Dakota—2.0%
715,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	07/29/2012	A	738,245
Tennessee—1.1%
65,000	Lafollette, TN Electric System[1]	4.900		03/01/2019	07/29/2012	A	65,153
300,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2020	09/01/2020		334,293

							399,446
Texas—4.2%
200,000	Alvin, TX Independent School District (Schoolhouse)[1]	5.000		02/15/2027	02/15/2015	A	219,134
35,000	Benbrook, TX Water & Sewer Authority[1]	5.000		12/01/2025	12/01/2012	A	35,205
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500		08/15/2036	08/15/2018	A	76,668
55,000	Corpus Christi, TX Business & Job Devel. Corp. (Seawall)	5.000		03/01/2022	07/29/2012	A	55,148
200,000	Corpus Christi, TX Business & Job Devel. Corp. (Seawall)	5.375		03/01/2019	07/29/2012	A	200,632
50,000	Gonzales, TX Healthcare System[1]	5.350		08/15/2015	07/29/2012	A	50,209
150,000	Harris County-Houston, TX Sports Authority[1]	5.750		11/15/2019	07/29/2012	A	150,111
50,000	Harris County-Houston, TX Sports Authority[1]	5.750		11/15/2020	07/29/2012	A	50,035
50,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250		08/15/2021	03/24/2016	A	53,233
100,000	St. George Place, TX Redevel. Authority[1]	5.350		09/01/2018	07/29/2012	A	100,235
55,000	TX GO	5.250		08/01/2035	07/02/2012	A	55,023
15,000	TX Lower Colorado River Authority[1]	5.000		05/15/2026	07/29/2012	A	15,121
5,000	TX Lower Colorado River Authority[1]	5.875		05/15/2016	07/29/2012	A	5,022
220,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625		12/15/2017	10/01/2015	B	244,620
100,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	08/04/2023	B	117,565
150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500		05/01/2018	05/01/2018		165,878

							1,593,839
U.S. Possessions—7.0%
250,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2022	A	268,608
250,000	Puerto Rico Commonwealth GO2	4.545	[3]	07/01/2020	07/01/2020		245,240

9	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$140,000	Puerto Rico Commonwealth GO1	5.500%	07/01/2026	07/01/2022	A	$150,653
200,000	Puerto Rico Commonwealth GO1	5.500	07/01/2027	07/01/2022	A	214,720
500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2020	A	538,905
45,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2013	A	47,108
395,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	08/01/2012	A	395,292
70,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	07/29/2012	A	70,202
170,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		188,707
100,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2023	07/01/2022	A	107,154
390,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	08/01/2019	A	428,848

						2,655,437
Vermont—1.6%
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)[1]	5.000	11/01/2028	11/01/2022	A	596,895
Virginia—0.2%
75,000	Albemarle County, VA IDA (Martha Jefferson Hospital/MJH Foundation Obligated Group)[1]	5.125	10/01/2027	10/01/2012	A	75,944
Washington—0.4%
45,000	University Place, WA1	5.000	12/01/2021	07/29/2012	A	45,105
100,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.375	12/01/2014	12/01/2012	A	101,010

						146,115
Wisconsin—4.3%
500,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2028	02/15/2022	A	537,330
20,000	WI H&EFA (SJCHWB/SH/WBC Obligated Group)[1]	6.000	11/15/2032	08/01/2013	A	20,817
555,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.125	08/15/2030	08/15/2016	A	572,860
250,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.125	08/15/2033	08/15/2013	A	252,220
250,000	WI H&EFA (WMA/MHCC/MVS Obligated Group)[1]	5.600	08/15/2023	08/15/2013	A	254,965

						1,638,192

						Value

Total Investments, at Value (Cost $36,316,240)-98.5%						$37,123,127
Other Assets Net of Liabilities-1.5						558,517

Net Assets-100.0%						$37,681,644

Footnotes to Statement of Investments

*	July 29, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See accompanying Notes.
2.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See accompanying Notes.
3.	Represents the current interest rate for a variable or increasing rate security.

10	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
CDA	Communities Devel. Authority
CF	Carle Foundation
CHCW	Catholic Healthcare West
CHW	Catholic Healthcare West
CMF	CHW Medical Foundation
COP	Certificates of Participation
CaHC	Carle Health Care
CaRC	Carle Retirement Centers
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HE&HFA	Higher Education and Health Facilities Authority
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
L.I.	Long Island
MHCC	Masonic Health Care Center
MHF	Miriam Hospital Foundation
MVS	Masonic Village on the Square
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PA/NJ	Pennsylvania/New Jersey
RIH	Rhode Island Hospital
SH	Synergyhealth
SJCHWB	St. Joseph’s Community Hospital of West Bend
TASC	Tobacco Settlement Asset-Backed Bonds
TCFH	The Carle Foundation Hospital
TMH	The Miriam Hospital
WBC	West Bend Clinic
WMA	Wisconsin Masonic Home

11	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,110,780

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

12	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

13	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

14	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$743,081	$—	$743,081
Arizona	—	1,968,038	—	1,968,038
Arkansas	—	70,261	—	70,261
California	—	6,593,145	—	6,593,145
Colorado	—	488,004	—	488,004
District of Columbia	—	105,523	—	105,523
Florida	—	3,631,006	—	3,631,006
Georgia	—	1,152,943	—	1,152,943
Illinois	—	1,983,449	—	1,983,449
Indiana	—	80,201	—	80,201
Kentucky	—	100,310	—	100,310
Louisiana	—	648,243	—	648,243
Maine	—	20,044	—	20,044
Maryland	—	609,803	—	609,803
Massachusetts	—	413,023	—	413,023
Michigan	—	2,006,741	—	2,006,741
Minnesota	—	567,600	—	567,600
Mississippi	—	586,583	—	586,583
Missouri	—	711,480	—	711,480
Nevada	—	200,298	—	200,298
New Hampshire	—	393,765	—	393,765
New Jersey	—	362,185	—	362,185
New York	—	1,056,933	—	1,056,933
North Carolina	—	554,915	—	554,915
Ohio	—	548,462	—	548,462
Oklahoma	—	137,824	—	137,824
Oregon	—	612,320	—	612,320
Pennsylvania	—	1,281,130	—	1,281,130
Rhode Island	—	1,051,456	—	1,051,456
South Carolina	—	600,248	—	600,248
South Dakota	—	738,245	—	738,245
Tennessee	—	399,446	—	399,446
Texas	—	1,593,839	—	1,593,839
U.S. Possessions	—	2,655,437	—	2,655,437
Vermont	—	596,895	—	596,895
Virginia	—	75,944	—	75,944
Washington	—	146,115	—	146,115
Wisconsin	—	1,638,192	—	1,638,192

Total Assets	$—	$37,123,127	$—	$37,123,127

15	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$36,316,240

Gross unrealized appreciation	$845,897
Gross unrealized depreciation	(39,010)

Net unrealized appreciation	$806,887

16	Oppenheimer Rochester Intermediate Term Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/9/2012